Leases - Future Payments, Operating and Financing Leases (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Operating Leases
2026	$ 2,917
2027	3,006
2028	1,397
Thereafter	0
Total lease payments	7,320
Less: imputed interest	(465)
Present value of lease liabilities	6,855
Finance Leases
2026	47
2027	47
2028	28
Thereafter	0
Total lease payments	122
Less: imputed interest	(6)
Present value of lease liabilities	$ 116